Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Columbia Funds Variable Insurance Trust
Entity Central Index Key	0000815425
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Columbia Variable Portfolio – Small Cap Value Fund - Class 1
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Small Cap Value Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Variable Portfolio – Small Cap Value Fund (the Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$ 91	0.87%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class 1 shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the financials, communication services and health care sectors boosted the Fund’s relative results most during the annual period.
Allocations
| Larger allocations to the information technology and industrials sectors than the benchmark and smaller allocations to the health care and real estate sectors buoyed Fund results versus its benchmark during the annual period.
Individual holdings
| Positions in Insmed, Inc., a pharmaceutical company; Modine Manufacturing Co., a thermal management company; Applied Optoelectronics, Inc., a fiber optic cable manufacturer; Pan American Silver, a silver and gold mining company; and Mercury General Corp., a multiline insurance company, were among the top contributors to Fund performance.
Top Performance Detractors
Stock selection
| Selections in the consumer discretionary, materials and energy sectors hurt the Fund’s relative results during the annual period.
Allocations
| A larger weighting to the consumer discretionary sector and a smaller allocation to the financials sector than the benchmark detracted from relative results.
Individual holdings
| Fund positions in Arcadium Lithium PLC, a lithium chemical producer; iRobot Corp., a consumer robot company which makes vacuums among other products; Hertz Global Holdings, Inc., the car rental company; Murphy Oil Corp., an oil and natural gas exploration and production company; and Apellis Pharmaceuticals, Inc., a biopharma company, were top detractors during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 1	8.87	11.24	9.24
Russell 2000® Value Index	8.05	7.29	7.14
Russell 3000 ® Index (a)	23.81	13.86	12.55
(a)
Effective August 1, 2024, the Fund compares its performance to the Russell 3000
®
Index, a broad-based performance index as required by new regulatory requirements. The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Effective August 1, 2024, the Fund compares its performance to the Russell 3000 ® Index, a broad-based performance index as required by new regulatory requirements.
Prior Market Index Comparison [Text Block]	The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.
Net Assets	$ 448,426,570
Holdings Count | Holding	224
Advisory Fees Paid, Amount	$ 4,366,704
Investment Company, Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 448,426,570
Total number of portfolio holdings	224
Management services fees (represents 0.87% of Fund average net assets)	$ 4,366,704
Portfolio turnover for the reporting period	45%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Murphy Oil Corp.	1.3%
John Bean Technologies Corp.	1.3%
Popular, Inc.	1.2%
Essent Group Ltd.	1.2%
Kyndryl Holdings, Inc.	1.1%
TXNM Energy, Inc.	1.1%
Kirby Corp.	1.1%
National Fuel Gas Co.	1.1%
Macerich Co. (The)	1.1%
Payoneer Global, Inc.	1.0%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Murphy Oil Corp.	1.3%
John Bean Technologies Corp.	1.3%
Popular, Inc.	1.2%
Essent Group Ltd.	1.2%
Kyndryl Holdings, Inc.	1.1%
TXNM Energy, Inc.	1.1%
Kirby Corp.	1.1%
National Fuel Gas Co.	1.1%
Macerich Co. (The)	1.1%
Payoneer Global, Inc.	1.0%

Columbia Variable Portfolio – Small Cap Value Fund - Class 2
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Small Cap Value Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Variable Portfolio – Small Cap Value Fund (the Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$ 117	1.12%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.12%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class 2 shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the financials, communication services and health care sectors boosted the Fund’s relative results most during the annual period.
Allocations
| Larger allocations to the information technology and industrials sectors than the benchmark and smaller allocations to the health care and real estate sectors buoyed Fund results versus its benchmark during the annual period.
Individual holdings
| Positions in Insmed, Inc., a pharmaceutical company; Modine Manufacturing Co., a thermal management company; Applied Optoelectronics, Inc., a fiber optic cable manufacturer; Pan American Silver, a silver and gold mining company; and Mercury General Corp., a multiline insurance company, were among the top contributors to Fund performance.
Top Performance Detractors
Stock selection
| Selections in the consumer discretionary, materials and energy sectors hurt the Fund’s relative results during the annual period.
Allocations
| A larger weighting to the consumer discretionary sector and a smaller allocation to the financials sector than the benchmark detracted from relative results.
Individual holdings
| Fund positions in Arcadium Lithium PLC, a lithium chemical producer; iRobot Corp., a consumer robot company which makes vacuums among other products; Hertz Global Holdings, Inc., the car rental company; Murphy Oil Corp., an oil and natural gas exploration and production company; and Apellis Pharmaceuticals, Inc., a biopharma company, were top detractors during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 2	8.67	10.98	8.98
Russell 2000® Value Index	8.05	7.29	7.14
Russell 3000 ® Index (a)	23.81	13.86	12.55
(a)
Effective August 1, 2024, the Fund compares its performance to the Russell 3000
®
Index, a broad-based performance index as required by new regulatory requirements. The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Effective August 1, 2024, the Fund compares its performance to the Russell 3000 ® Index, a broad-based performance index as required by new regulatory requirements.
Prior Market Index Comparison [Text Block]	The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.
Net Assets	$ 448,426,570
Holdings Count | Holding	224
Advisory Fees Paid, Amount	$ 4,366,704
Investment Company, Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 448,426,570
Total number of portfolio holdings	224
Management services fees (represents 0.87% of Fund average net assets)	$ 4,366,704
Portfolio turnover for the reporting period	45%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Murphy Oil Corp.	1.3%
John Bean Technologies Corp.	1.3%
Popular, Inc.	1.2%
Essent Group Ltd.	1.2%
Kyndryl Holdings, Inc.	1.1%
TXNM Energy, Inc.	1.1%
Kirby Corp.	1.1%
National Fuel Gas Co.	1.1%
Macerich Co. (The)	1.1%
Payoneer Global, Inc.	1.0%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Murphy Oil Corp.	1.3%
John Bean Technologies Corp.	1.3%
Popular, Inc.	1.2%
Essent Group Ltd.	1.2%
Kyndryl Holdings, Inc.	1.1%
TXNM Energy, Inc.	1.1%
Kirby Corp.	1.1%
National Fuel Gas Co.	1.1%
Macerich Co. (The)	1.1%
Payoneer Global, Inc.	1.0%